Application of New and Revised International Financial Reporting Standards (Tables)	12 Months Ended
Dec. 31, 2019
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Summary Of Carrying Amount Of Right-Of-Use Asset
The carrying amount of
right-of-use
assets for own use as at January 1, 2019 comprises the following:

Right-of-use assets RMB’000
Reclassified from prepaid lease payment (Note)	367,024

Note:
Upon application of IFRS 16, the current and
non-current
portion of prepaid lease payment amounting to approximately RMB9,425,000 and RMB357,599,000 respectively were reclassified to right-of-use
assets.

Summary Of Reclassification Of Rightofuse Assets Impact On The Statement Of Financial Position	The following adjustments were made to the amounts recognised in the consolidated statement of financial position at January 1, 2019. Line items that were not affected by the changes have not been included.

Impact on the statement of financial position

	Carrying amounts previously reported at December 31, 2018	Adjustments	Carrying amounts under IFRS 16 at January 1, 2019
	RMB’000	RMB’000	RMB’000
NON-CURRENT ASSETS
Right-of-use assets	—	367,024	367,024
Prepaid lease payment – non-current portion	357,599	(357,599)	—

CURRENT ASSET
Prepaid lease payment – current portion	9,425	(9,425)	—